Fair Value Measurement	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement

NOTE 7 - Fair Value Measurement

Financial Accounting Standards Board ("FASB") ASC Topic 820, Fair Value Measurements and Disclosures, requires disclosure of the fair value ("FV") of financial instruments held by the Company. FASB ASC Topic 825, Financial Instruments, defines FV, and establishes a three-level valuation hierarchy for disclosures of FV measurement that enhances disclosure requirements for FV measures. The carrying amounts reported in the balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their FVs because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.

•	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in inactive markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
·
•	Level 3 inputs to the valuation methodology us one or more unobservable inputs which are significant to the FV measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under FASB ASC Topic 480, Distinguishing Liabilities from Equity, and FASB ASC Topic 815, Derivatives and Hedging.

The Company uses Level 3 inputs for its valuation methodology for its derivative liability as its FV was determined by using the Black-Scholes-Merton pricing model based on various assumptions. The Company's derivative liability is adjusted to reflect FV at each period end, with any increase or decrease in the FV being recorded in results of operations as adjustments to FV of derivatives.

The Company held certain financial instruments that are measured at fair value on a recurring basis. These consisted of convertible debt totaling $1,245,597 and $1,288,138 at June 30, 2018 and December 31, 2017 respectively, with a derivative liability totaling $1,097,379 and $897,968 at June 30, 2018 and December 31, 2017, respectively, which are categorized as Level 3.

Liabilities measured at fair value on a recurring basis are summarized as follows:

	June 30, 2018				December 31, 2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Conversion feature embedded within Convertible Note	-	-	1,097,379	1,097,379	-	-	897,968	897,968
	-	-	1,097,379	1,097,379	-	-	897,968	897,968

The related gain on change in fair value of derivatives totaled $862,086 for the three months ended June 30, 2018 and a related gain on the change in fair value of derivatives of $85,292 for the three months ended June 30, 2017.

The related loss on change in fair value of derivatives totaled $461,289 for the six months ended June 30, 2018 and a related gain on the change in fair value of derivatives of $71,130 for the six months ended June 30, 2017.